Financial instruments	6 Months Ended
Jun. 30, 2025
Financial instruments
Financial instruments

14. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses), investments and derivative assets, loans receivable, amounts payable and other liabilities (excluding stock-based compensation), lease obligations and debt.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets that are subject to the expected credit risk model include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses) and loans receivable. The amounts receivable (excluding value added taxes and prepaid expenses) are carried at amortized cost and had a carrying value of $17.8 million as at June 30, 2025 (December 31, 2024: $16.0 million), and loans receivable had a carrying value of $1.9 million as at June 30, 2025 (December 31, 2024: $1.8 million).

The Company applies the simplified approach permitted by IFRS 9 for amounts receivable, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables. Considering the current turnover and credit risk associated with the amounts receivable (excluding value added taxes and prepaid expenses), the application of the expected credit loss model did not have a significant impact, because the Company determined that the expected credit losses on these financial assets were nominal.

The expected credit loss for the loans receivable is measured based on the general approach. The expected credit losses were estimated as the difference between the contractual cash flows that are due to Triple Flag and the cash flows that management expects to receive, discounted at the original effective interest rate. Cash flows that management expects to receive are based on the expected ability of the counterparties to repay the amounts owed, which is dependent on a variety of factors including, among others, production results, operating costs, commodity prices and capital requirements. Triple Flag considered both quantitative and qualitative factors as part of this assessment.

For the three and six months ended June 30, 2025 and 2024, the application of the expected credit loss model for loan receivable did not have a significant impact, as the Company determined that the expected credit losses on the loan receivable were nominal.

As at June 30, 2024, Triple Flag assessed the recoverability of its financial assets in accordance with its credit risk evaluation policies and the expected credit loss model under IFRS 9. Based on this assessment, management concluded that there was no reasonable expectation of recovery of the loan receivable and promissory note balances due from Elevation and Nevada Copper. As a result, the Company recognized a full impairment of these financial assets, $21.4 million and $20.2 million, respectively, and the carrying amounts were written down to nil.

To provide an indication of the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 8 for additional details on the fair value hierarchy classification of investments and derivative assets that are measured at fair value.

The carrying value of amounts receivable (excluding value added taxes and prepaid expenses), cash and cash equivalents, loans receivable, amounts payable and other liabilities (excluding stock-based compensation), and debt approximates their fair value. Investments, derivative assets, and prepaid gold interests are carried at fair value. Financial assets and financial liabilities as at June 30, 2025, and December 31, 2024, were as follows:

		Financial assets	Financial liabilities
As at June 30, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$81,770	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	17,779	—
Prepaid gold interests	51,733	—	—
Investments and other	4,502	—	—
Loans receivable	—	1,858	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	16,341
Total	$56,235	$101,407	$16,341

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests	49,539	—	—
Investments and other	3,010	—	—
Loans receivable	—	1,784	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	18,167
Total	$52,549	$54,051	$18,167

Derivative Financial Instruments

In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks. The time frame and manner in which the Company manages those risks varies for each item based upon management’s assessment of the risk and available alternatives for mitigating risk. For some of these risks, the Company believes that derivatives are an appropriate way of managing the risk. The Company uses derivatives as part of the risk management program to mitigate the risk. The derivatives used meet hedge effectiveness criteria and are designated in a hedge accounting relationship. The derivative assets were recognized in the condensed interim consolidated balance sheets under “Investments and other”.

Derivatives are designated as hedges of highly probable forecasted transactions (“cash flow hedges”), referred to as “accounting hedges”. Hedges that are expected to be highly effective in achieving offsetting changes in cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.